Disclosure of detailed information about inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Warehouse inventory	$ 8,638	$ 7,809
Stockpile inventory	1,564	0
Work in process inventory	322	496
Finished goods inventory	4,370	4,826
Inventories	$ 14,894	$ 13,131